TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE INCOME TAX, DOMESTIC AND FOREIGN

The components of income/(loss) before tax are as follow:

	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
	RMB	RMB	RMB

Income/(loss) before tax
Income/(loss) from PRC entities	244,163	(113,848)	(83,575)
(Loss)/income from overseas entities	(35,141)	7,300	(66,418)
Total Income/(loss) before tax	209,022	(106,548)	(149,993)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
	RMB	RMB	RMB

Current income tax expense	17,803	9,866	7,851
Deferred income tax expense	42,698	14,925	-
Total income tax expense	60,501	24,791	7,851

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax expenses of the Group:

	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023

PRC Statutory income tax rate	25%	25%	25%
Effect on tax rates in different tax jurisdiction	5%	-10%	-6%
The effect of change in the tax rate of subsidiaries	0%	4%	-1%
Non-deductible expenses	1%	-1%	-1%
Additional deduction for research and development expenditures	-6%	8%	5%
Share-based compensation	4%	-4%	0%
Non-taxable income	-2%	1%	1%
Permanent book-tax differences	4%	-3%	-4%
Change in valuation allowance (1)	-2%	-43%	-24%
Effective tax rates	29%	-23%	-5%

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

20. TAXATION (CONTINUED)

(b) Income tax (continued)

(1)	Included the impact of the valuation allowance decrease due to disposal of subsidiaries and tax losses forfeiture in 2023.

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2022	2023
	RMB	RMB

Deferred tax assets
Net accumulated losses-carry forward	130,370	140,351
Allowance for credit losses	7,717	18,570
Gain or loss from changes in fair values	1,142	12,841
Inventory write-downs	1,348	1,836
Deferred membership program revenue	31	-
Refund payable to members	6	-
Others	69	3,818
Less: valuation allowance	(140,189)	(173,529)
Total deferred tax assets	494	3,887

	As of December 31,
	2022	2023
	RMB	RMB

Deferred tax liabilities
Gain or loss from changes in fair values	-	156
Others	494	3,731
Total deferred tax liabilities	494	3,887

SUMMARY OF VALUATION ALLOWANCE

	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
	RMB	RMB	RMB

Balance at beginning of the year	(156,150)	(96,489)	(140,189)
Changes of valuation allowance (1)	59,661	(43,700)	(33,340)
Balance at end of the year	(96,489)	(140,189)	(173,529)

(1)	Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination as of December 31, 2022 and 2023, the Group evaluates a variety of factors supporting the utilization of carry-forwards through a forecast of future taxable profits for each impacted entity within a specific tax jurisdiction, including: the Group’s entities’ operating history and forecast, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2022 and 2023, valuation allowances on a large part of deferred tax assets were provided because it was more likely than not that such portion of deferred tax will not be realized based on the Company’s estimate of future taxable incomes of all its subsidiaries.

SUMMARY OF OPERATING LOSS CARRYFORWARDS
RMB
2024	277,140
2025	162,394
2026	20,002
2027	145,181
2028 and onwards	140,444
745,161